UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

FORM N-Q

JULY 31, 2005

Smith Barney Multiple Discipline Funds

All Cap Growth and Value Fund

Schedule of Investments (unaudited)	July 31, 2005

Shares	Security	Value
COMMON STOCK - 99.5%
CONSUMER DISCRETIONARY - 17.5%
Hotels, Restaurants & Leisure - 0.7%
86,130	McDonald’s Corp.	$2,684,672

Internet & Catalog Retail - 2.1%
69,500	Amazon.com Inc. *	3,139,315
193,300	IAC/InterActiveCorp *	5,161,110

		8,300,425

Leisure Equipment & Products - 1.2%
140,590	Hasbro Inc.	3,084,545
93,100	Mattel Inc.	1,736,315

		4,820,860

Media - 10.1%
112,825	Cablevision Systems Corp., New York Group, Class A Shares *	3,494,190
30,000	Clear Channel Communications Inc.	979,200
309,890	Comcast Corp., Special Class A Shares *	9,296,700
45,840	Discovery Holding Co., Class A Shares *	654,137
79,500	Interpublic Group of Cos. Inc. *	993,750
14,045	Liberty Global Inc., Class A Shares *	666,295
468,400	Liberty Media Corp., Class A Shares *	4,117,236
170,420	News Corp., Class B Shares	2,955,083
126,000	Pearson PLC, Sponsored ADR	1,519,560
478,200	Time Warner Inc.	8,138,964
301,500	Walt Disney Co.	7,730,460

		40,545,575

Specialty Retail - 3.4%
60,000	Bed Bath & Beyond Inc. *	2,754,000
262,040	Charming Shoppes Inc. *	3,073,729
177,900	Home Depot Inc.	7,740,429

		13,568,158

	TOTAL CONSUMER DISCRETIONARY	69,919,690

CONSUMER STAPLES - 8.1%
Beverages - 3.8%
137,700	Coca-Cola Co.	6,025,752
16,000	Molson Coors Brewing Co., Class B Shares	1,003,200
147,305	PepsiCo Inc.	8,032,541

		15,061,493

Food & Staples Retailing - 0.5%
91,830	Safeway Inc.	2,231,469

Food Products - 1.9%
102,500	Unilever PLC, Sponsored ADR	4,000,575
50,470	Wm. Wrigley Jr. Co.	3,590,436

		7,591,011

Personal Products - 1.9%
142,000	Gillette Co.	7,621,140

	TOTAL CONSUMER STAPLES	32,505,113

ENERGY - 8.8%
Energy Equipment & Services - 3.1%
40,000	Baker Hughes Inc.	2,261,600
54,100	GlobalSantaFe Corp.	2,433,959
88,540	Grant Prideco Inc. *	2,842,134
77,330	Weatherford International Ltd. *	4,893,443

		12,431,136

Oil, Gas & Consumable Fuels - 5.7%
56,000	Anadarko Petroleum Corp.	4,947,600

See Notes to Schedule of Investments

Smith Barney Multiple Discipline Funds

All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2005

Shares	Security	Value
Oil, Gas & Consumable Fuels - 5.7% (continued)
46,420	BP PLC, Sponsored ADR	$3,058,150
55,000	Chevron Corp.	3,190,550
103,150	Exxon Mobil Corp.	6,060,062
39,000	Murphy Oil Corp.	2,068,560
147,930	Williams Cos. Inc.	3,142,033

		22,466,955

	TOTAL ENERGY	34,898,091

FINANCIALS - 11.8%
Capital Markets - 3.7%
50,600	Lehman Brothers Holdings Inc.	5,319,578
113,600	Merrill Lynch & Co. Inc.	6,677,408
57,210	State Street Corp.	2,845,625

		14,842,611

Consumer Finance - 1.6%
73,170	American Express Co.	4,024,350
97,500	MBNA Corp.	2,453,100

		6,477,450

Diversified Financial Services - 1.0%
109,331	JPMorgan Chase & Co.	3,841,891

Insurance - 3.8%
36,100	Ambac Financial Group Inc.	2,593,424
131,130	American International Group Inc.	7,894,026
52,790	Chubb Corp.	4,688,808

		15,176,258

Thrifts & Mortgage Finance - 1.7%
63,070	MGIC Investment Corp.	4,325,341
55,000	PMI Group Inc.	2,252,250

		6,577,591

	TOTAL FINANCIALS	46,915,801

HEALTH CARE - 19.8%
Biotechnology - 9.4%
6,945	Alkermes Inc. *	107,648
95,400	Amgen Inc. *	7,608,150
212,750	Biogen Idec Inc. *	8,358,947
175,560	Chiron Corp. *	6,360,539
44,960	Genentech Inc. *	4,016,277
68,640	Genzyme Corp. *	5,107,502
92,000	ImClone Systems Inc. *	3,192,400
278,480	Millennium Pharmaceuticals Inc. *	2,876,698

		37,628,161

Health Care Providers & Services - 1.5%
114,500	UnitedHealth Group Inc.	5,988,350

Pharmaceuticals - 8.9%
79,085	Abbott Laboratories	3,687,734
99,595	Forest Laboratories Inc. *	3,975,832
68,900	GlaxoSmithKline PLC, Sponsored ADR	3,268,616
138,200	Johnson & Johnson	8,839,272
35,000	Novartis AG, Sponsored ADR	1,704,850
370,510	Pfizer Inc.	9,818,515
89,390	Wyeth	4,089,593

		35,384,412

	TOTAL HEALTH CARE	79,000,923

See Notes to Schedule of Investments

Smith Barney Multiple Discipline Funds

All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2005

Shares	Security	Value
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.8%
96,250	Honeywell International Inc.	$3,780,700
47,535	L-3 Communications Holdings Inc.	3,718,663
88,625	Raytheon Co.	3,485,621

		10,984,984

Airlines - 0.5%
139,100	Southwest Airlines Co.	1,973,829

Electrical Equipment - 1.0%
60,720	Emerson Electric Co.	3,995,376

Industrial Conglomerates - 3.1%
138,000	General Electric Co.	4,761,000
251,225	Tyco International Ltd.	7,654,826

		12,415,826

Machinery - 1.5%
59,050	Caterpillar Inc.	3,183,385
91,105	Pall Corp.	2,821,522

		6,004,907

	TOTAL INDUSTRIALS	35,374,922

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.5%
332,100	Cisco Systems Inc. *	6,359,715
250,000	Lucent Technologies Inc. *	732,500
183,100	Motorola Inc.	3,878,058
188,965	Nokia Oyj, Sponsored ADR	3,013,992

		13,984,265

Computers & Peripherals - 3.2%
119,490	Dell Inc. *	4,835,760
55,225	Electronics for Imaging Inc. *	1,163,591
24,380	International Business Machines Corp.	2,034,755
345,480	Maxtor Corp. *	2,038,332
84,700	SanDisk Corp. *	2,864,554

		12,936,992

Electronic Equipment & Instruments - 1.2%
90,000	Agilent Technologies Inc. *	2,361,600
600,000	Solectron Corp. *	2,304,000

		4,665,600

Semiconductors & Semiconductor Equipment - 7.2%
120,000	Applied Materials Inc.	2,215,200
57,190	Cree Inc. *	1,695,683
267,100	Intel Corp.	7,249,094
304,165	Micron Technology Inc. *	3,613,480
351,152	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,016,396
340,900	Texas Instruments Inc.	10,826,984

		28,616,837

Software - 3.6%
75,285	Advent Software Inc. *	1,809,099
50,000	Autodesk Inc.	1,709,500
160,000	Micromuse Inc. *	904,000
381,700	Microsoft Corp.	9,775,337

		14,197,936

	TOTAL INFORMATION TECHNOLOGY	74,401,630

See Notes to Schedule of Investments

Smith Barney Multiple Discipline Funds

All Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	July 31, 2005

Shares	Security	Value
MATERIALS - 3.8%
Chemicals - 1.8%
41,500	Dow Chemical Co.	$1,989,925
45,000	E.I. du Pont de Nemours & Co.	1,920,600
116,560	Engelhard Corp.	3,344,106

		7,254,631

Metals & Mining - 0.9%
132,210	Alcoa Inc.	3,708,491

Paper & Forest Products - 1.1%
60,430	Weyerhaeuser Co.	4,168,461

	TOTAL MATERIALS	15,131,583

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
117,480	SBC Communications Inc.	2,872,386
73,700	Verizon Communications Inc.	2,522,751

		5,395,137

Wireless Telecommunication Services - 0.7%
112,410	Vodafone Group PLC, Sponsored ADR	2,903,550

	TOTAL TELECOMMUNICATION SERVICES	8,298,687

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $369,750,432)	396,446,440

Face Amount
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
$2,964,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.290% due 8/1/05; Proceeds at maturity - $2,964,813; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value - $3,023,294) (Cost - $2,964,000)	2,964,000

	TOTAL INVESTMENTS - 100.2% (Cost - $372,714,432#)	399,410,440
	Liabilities in Excess of Other Assets - (0.2)%	(860,551)

	TOTAL NET ASSETS - 100.0%	$398,549,889

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - All Cap Growth and Value Fund (the “Fund”), a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,828,100
Gross unrealized depreciation	(24,132,092)

Net unrealized appreciation	$26,696,008

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 29, 2005